Investment in finance leases, net - Minimum Future Lease Payments to be Received on Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Flight Equipment, Net [Abstract]
2023	$ 326,616
2024	357,425
2025	220,076
2026	171,426
2027	130,151
Thereafter	724,568
Undiscounted cash flows receivable	1,930,262
Less: Unearned income	(551,165)
Less: Allowance for credit losses	(23,025)	$ (71,292)
Direct financing leases, lease receivable	$ 1,356,072